Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	£ (35)	£ (177)	£ 330
Currency translation adjustment disposed	0	(122)	(5)
Attributable tax	2		4
Items that are not reclassified to the income statement
Fair value gain (losses) on other financial assets	(2)	1	18
Attributable tax	0	0	1
Remeasurement of retirement benefit obligations	5	(85)	54
Attributable tax	(2)	20	(12)
Other comprehensive (expense)/income for the year	(32)	(363)	390
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain (losses) on other financial assets	(2)	1	18
Other comprehensive (expense)/income for the year	(2)	1	18
Translation reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(35)	(176)	328
Currency translation adjustment disposed		(122)	(5)
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year	(35)	(298)	323
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	2		4
Items that are not reclassified to the income statement
Attributable tax			1
Remeasurement of retirement benefit obligations	5	(85)	54
Attributable tax	(2)	20	(12)
Other comprehensive (expense)/income for the year	5	(65)	47
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(35)	(176)	328
Currency translation adjustment disposed		(122)	(5)
Attributable tax	2		4
Items that are not reclassified to the income statement
Fair value gain (losses) on other financial assets	(2)	1	18
Attributable tax			1
Remeasurement of retirement benefit obligations	5	(85)	54
Attributable tax	(2)	20	(12)
Other comprehensive (expense)/income for the year	£ (32)	(362)	388
Non-controlling interest [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		(1)	2
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year		£ (1)	£ 2